NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2015
NATURE OF BUSINESS [Abstract]
Current Fleet
The Company's fleet consists of eight PSVs in operation, and two to be delivered in 2016.

Vessel Name	Yard	Year Built	Delivered to NAO (Expected delivery to NAO)
NAO Fighter	Ulstein	2012	January 2014
NAO Prosper	Ulstein	2012	January 2014
NAO Power	Ulstein	2013	January 2014
NAO Thunder	Ulstein	2013	December 2013
NAO Guardian	Ulstein	2013	December 2013
NAO Protector	Ulstein	2013	December 2013
NAO Storm	Ulstein	2014	January 2015
NAO Viking	Ulstein	2014	January 2015
NAO Horizon	Vard		Second quarter 2016
NAO Galaxy	Vard		Second quarter 2016